COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of assets pledged	Assets Pledged
June 30, 2012
Book value of consolidated assets pledged under ship mortgages	$2,231 million